Related Party Transactions And Balances - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Apr. 30, 2021 CNY (¥)	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 CNY (¥) $ / shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 CNY (¥) $ / shares	Mar. 31, 2020 CNY (¥) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 $ / shares	Mar. 31, 2021 USD ($)	Jul. 18, 2018 CNY (¥) shares	Jul. 18, 2018 $ / shares
Related Party Transaction [Line Items]
Stock options exercised | shares						2,865,800		39,744,025	87,990,491
Stock options exercised, exercise price | $ / shares							$ 0.03	$ 0.03		$ 0.01
Stock options exercised, exercise amount									¥ 5,533
Loan, repaid									¥ 6,236
Strategic business recources recognized as intangible assets, total fair value						¥ 426,005	$ 426,005	$ 813,011			$ 65,021
Tencent Group
Related Party Transaction [Line Items]
Loan, repaid	¥ 5,323					591
Balance due from related party						¥ 5,914	$ 5,914
Mr. Qi Chen
Related Party Transaction [Line Items]
Stock options exercised | shares				87,990,491
Stock options exercised, exercise price | $ / shares					$ 0.01
Loan, principal amount				¥ 6,840	$ 6,840
Stock options exercised, exercise amount				5,533
Stock options exercised, related tax				¥ 1,307
Loan, repaid		¥ 604	¥ 6,236
Convertible Redeemable Series C-3 Preferred Shares
Related Party Transaction [Line Items]
Convertible redeemable Series C-3 preferred shares, issued | shares												157,047,506
Convertible redeemable Series C-3 preferred shares, issued, price per share | $ / shares													$ 1.0188
Convertible Redeemable Series C-3 Preferred Shares | Tencent Group
Related Party Transaction [Line Items]
Strategic business recources recognized as intangible assets, total fair value												¥ 1,070,624